01K 1143313

For Internal Use Only
SEC File No. 91- 01657

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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)
Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   American Stock Exchange LLC.

07071111

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporati
   Open-end management investment company.

3. Class of New Derivative Securities Product:
   Index Fund Shares listed under Amex Rules 1000A *et seq.*

4. Name of Underlying Instrument:

Fund	Underlying Index
Claymore/Robeco Boston Partners Large-Cap Value ETF	Robeco Boston Partners Large Cap Value Index
Claymore/Clear Global Vaccine Index ETF	Clear Global Vaccine Index
Claymore/SWM Canadian Energy Income Index ETF	Sustainable Canadian Energy Income Index
Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF	Clear Global Exchanges, Brokers & Asset Managers Index
Claymore/KLD Sudan Free Large-Cap Core ETF	KLD Large Cap Sudan Free Social (SM) Index
Claymore/BBD High Income Index ETF	Benchmarks By Design High Income Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: The Robeco, KLD Sudan, and BBD ETFs are Broad-Based; all others are Narrow-Based.

6. Ticker Symbol(s) of New Derivative Product:

Fund	Symbol
Claymore/Robeco Boston Partners Large-Cap Value ETF	CLV
Claymore/Clear Global Vaccine Index ETF	JNR
Claymore/SWM Canadian Energy Income Index ETF	ENY
Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF	EXB
Claymore/KLD Sudan Free Large-Cap Core ETF	KSF
Claymore/BBD High Income Index ETF	LVL

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
The US component securities trade on either the New York Stock Exchange, or Nasdaq Stock Markets. The non-US component stocks are listed on exchanges that have last sale reporting

8. Settlement Methodology of New Derivative Securities Product:
   Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	July 2, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 3

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

July 2, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following:

ETF	Symbol
Claymore/Robeco Boston Partners Large-Cap Value ETF	CLV
Claymore/Clear Global Vaccine Index ETF	JNR
Claymore/SWM Canadian Energy Income Index ETF	ENY
Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF	EXB
Claymore/KLD Sudan Free Large-Cap Core ETF	KSF
Claymore/BBD High Income Index ETF	LVL

All listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 3

END